Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2022
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt, net consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	June 30, 2022	December 31, 2021
Citibank/Natwest $815 mil. Facility	$463,500	$774,250
BNP Paribas/Credit Agricole $130 mil. Facility	130,000	—
Senior unsecured notes	300,000	300,000
Macquarie Bank $58 mil. Facility	—	45,600
SinoPac $13.3 mil. Facility	—	10,800
Eurobank $30.0 mil. Facility	—	21,375
Fair value of debt adjustment	(8,351)	(9,990)
Total long-term debt	$885,149	$1,142,035
Less: Deferred finance costs, net	(23,379)	(28,369)
Less: Current portion	(71,500)	(95,750)
Total long-term debt net of current portion and deferred finance cost	$790,270	$1,017,916

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to June 30, 2022 are as follows (in thousands):

Principal
Payments due by period ended	repayments
June 30, 2023	71,500
June 30, 2024	71,500
June 30, 2025	368,100
June 30, 2026	7,600
June 30, 2027	74,800
Thereafter	300,000
Total long-term debt	$893,500